BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2024
BALANCE SHEET COMPONENTS
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2024	2023
Other current assets	$845	$250
Prepaid expenses	649	1,168
Prepaid research and development	—	375
Total prepaid expenses and other current assets	$1,494	$1,793

SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2024	2023
Accrued payroll and other employee benefits	2,868	4,368
Other	319	1,090
Accrued research and development	—	9,363
Total accrued and other current liabilities	$3,187	$14,821